Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative Asset		$ 209	$ 294
Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset		113	223
Dominion Energy Gas Holdings, LLC
Derivatives, Fair Value [Line Items]
Derivative Asset		16	31
Dominion Energy Gas Holdings, LLC | Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset	[1]	$ 2	5
Dominion Energy Gas Holdings, LLC | Current Assets | Discontinued Operations
Derivatives, Fair Value [Line Items]
Derivative Asset			$ 2

[1]	Current derivative assets include $2 million in other current assets at December 31, 2018, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets. All current derivative assets are included in current assets of discontinued operations of Dominion Energy Gas’ Consolidated Balance Sheets at June 30, 2019.